COMMITMENTS AND CONTINGENCIES (Details 3)	12 Months Ended
Dec. 31, 2015 USD ($)
COMMITMENTS AND CONTINGENCIES
Provision for settlement of lawsuit with Solyndra	$ 45,000,000